LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of right of use assets and liabilities on condensed balance sheet

	December 31,	December 31,
(In thousands)	2023	2022
Right of use assets	$2,392	$1,398

Accrued and other current liabilities	$728	$868
Other liabilities	1,616	476
Total lease liabilities	$2,344	$1,344

Schedule of supplemental cash flow information

	Year Ended December 31,
(In thousands)	2023	2022	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	$1,042	$1,157	$1,354

Right of use assets obtained in exchange for lease obligations	$518	$421	$1,525
Increase of right of use assets from remeasurement	$1,506	$—	$—

Schedule of future undiscounted cash flows

(In thousands)
2024	$727
2025	505
2026	388
2027	350
2028	350
Thereafter	262
Total	2,582
Discount factor	(238)
Lease liability	2,344
Amounts due within 12 months	728
Non-current lease liability	$1,616